SCHEDULE OF RESTRICTED SHARES UNITS GRANTED (Details) - shares shares in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Number of options outstanding, beginning balance	1,251	3,346
Number of options, granted	790	989
Number of options, vested	(7)
Number of options outstanding, ending balance	2,034	3,960
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding, beginning balance
Number of options, granted	4,334
Number of options, vested	(945)
Number of options outstanding, ending balance	3,389